Cover Page	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	NATURAL GAS SERVICES GROUP, INC.
Entity Incorporation, State or Country Code	CO
Entity File Number	1-31398
Entity Tax Identification Number	75-2811855
Entity Address, Address Line One	404 Veterans Airpark Lane, Suite 300
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79705
City Area Code	432
Local Phone Number	262-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	NGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001084991